(LOSS)/PROFIT FOR THE YEAR ON DISCONTINUED OPERATION (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of classes of share capital [line items]
Profit/(Loss) for the year from discontinued operations	$ (375)	$ 77	$ 568
Basic weighted average number of ordinary shares	83,606,810	83,606,810	83,612,908
Diluted weighted average number of ordinary shares	105,024,732	101,870,064	103,508,820
Provision	$ 127
Tax credit recovered	438		$ (590)
Class A Ordinary shares [Member]
Disclosure of classes of share capital [line items]
Profit/(Loss) for the year from discontinued operations	$ 375	$ 77	$ 568
Basic weighted average number of ordinary shares	83,606,810	83,606,810	83,612,908
American depositary share [Member]
Disclosure of classes of share capital [line items]
Basic weighted average number of ordinary shares	20,901,703	20,901,703	20,903,227
Diluted weighted average number of ordinary shares	26,256,183	25,467,517	25,877,205